RISK MANAGEMENT - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($)
Disclosure of detailed information about financial instruments [line items]
Collateralization of cash	$ 1,012,678.0	$ 429,544.0
Investment in debt instrument as a percentage of total portfolio	52.42%	54.35%
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on consolidated basis	40.00%
Solvency Risk Ratio	9.00%
Capital Conversion Buffer	1.50%
Systematic Risk Buffer	1.00%
Additional Tier 1 Percentage	6.00%
Decrees Established A Minimum Leverage Ratio	3.00%
Number Of Baisi Points | item	100
Financial Position, Profit For The Year	$ 983,500.0	$ 871,706.0
Other Comprehensive Income In Equity	$ 850,710.0	$ 307,667.0
Sovereign
Disclosure of detailed information about financial instruments [line items]
LGD recovery rate weights	53.00%	52.00%
Corporate
Disclosure of detailed information about financial instruments [line items]
LGD recovery rate weights	46.90%	47.00%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on unconsolidated basis	20.00%
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Banco de Bogota S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	6.80%	8.60%
Banco de Occidente S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	10.10%	5.80%
Banco Popular S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	9.70%	4.80%
Banco Comercial AV Villas S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	13.00%	9.70%
Corficolombiana S.A | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	11.70%	13.20%
Banco Republica | Loans to corporate entities [member]
Disclosure of detailed information about financial instruments [line items]
Collateralization of cash		$ 280,519.0
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	24.00%	16.20%